Forward Share Purchase Liability (Details) - Schedule of Share Purchase Liability Black-Scholes Model - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share Purchase Liability Black Scholes Model [Abstract]
Fair value of FSP liability as of November 14, 2022	$ 8,099,313
Change in fair value	5,392,293	$ (1,695)		$ (2,375)		$ (8,952)
Fair value of FSP liability as of December 31, 2022	$ 13,491,606					$ 13,491,606